Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings Per Share Abstract
Earnings Per Share Text Block

16. Earnings (loss) per share

Earnings (loss) per share were calculated as follows:

	December 31, 2011	January 1, 2011	December 31, 2009

Earnings (loss) from continuing operations
attributable to SunOpta Inc.	$9,575	$13,208	($6,433)
(Loss) earnings from discontinued
operations, net of taxes	(4,279)	47,858	(330)
Earnings (loss) attributable to SunOpta Inc.	$5,296	$61,066	($6,763)

Weighted average number of shares used in
basic earnings per share	65,644,372	65,179,067	64,770,614
Dilutive potential of the following:
Employee/director stock options	705,332	663,506	-
Warrants	233,445	185,705	-
Diluted weighted average number
of shares outstanding	66,583,149	66,028,278	64,770,614

Earnings (loss) per share - basic:
-from continuing operations	$0.15	$0.20	($0.10)
-from discontinued operations	($0.07)	$0.73	-
	$0.08	$0.94	($0.10)

Earnings (loss) per share - diluted:
-from continuing operations	$0.14	$0.20	($0.10)
-from discontinued operations	($0.06)	$0.72	-
	$0.08	$0.92	($0.10)

For the years ended December 31, 2011 and January 1, 2011, options to purchase 1,355,700 and 837,900 common shares, respectively, have been excluded from the calculations of diluted earnings per share due to their anti-dilutive effect. Due to the loss attributable to SunOpta Inc. for the year ended December 31, 2009, options to purchase 2,480,425 common shares were excluded from the calculation of diluted earnings per share due to their anti-dilutive effect.